CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Expense	¥ 710,486	¥ 379,948	¥ 996,417
Cost of Sales [Member]
Share Based Compensation Expense	3,183	0	0
Selling, General and Administrative Expenses [Member]
Share Based Compensation Expense	282,667	154,995	678,014
Research and Development Expense [Member]
Share Based Compensation Expense	¥ 424,636	¥ 224,953	¥ 318,403